Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term debt and short-term borrowings
Credit Agreement	$ 38
Long-term Debt, Total	2,197	2,857
Less current maturities	(3)	(9)
Long-term debt	2,194	2,848
Revolving Credit Facility, maturing 2013 maturing 2011 [Member]
Long-term debt and short-term borrowings
Credit Agreement	0	0
Senior Notes, interest at 7.875%, settled 2011 [Member]
Long-term debt and short-term borrowings
Senior Notes	0	609
Senior Notes, interest at 6.25%, maturing 2013 [Member]
Long-term debt and short-term borrowings
Senior Notes	500	504
Senior Notes, interest at 7.875%, maturing 2014 [Member]
Long-term debt and short-term borrowings
Senior Notes	497	490
Senior Notes interest at 7.375%, maturing 2015 [Member]
Long-term debt and short-term borrowings
Senior Notes	450	450
Senior Notes, interest at 6.75%, maturing 2018 [Member]
Long-term debt and short-term borrowings
Senior Notes	400	400
Senior Notes, interest at 7.15%, maturing 2019 [Member]
Long-term debt and short-term borrowings
Senior Notes	245	245
Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]
Long-term debt and short-term borrowings
Long-term debt	$ 105	$ 159